Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	9,154.41
Total Transaction Valuation	66,288,237
Total Offset Amount	9,154.41
Net Fee	$ 0